Fair Value Measurements - Summary of Reconciliation of Warrant Liabilities Measured at Fair Value (Detail) - Fair Value, Inputs, Level 3 [Member] - Fair Value, Recurring [Member] - USD ($)	5 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Public Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value as of December 31, 2020		$ 13,156,000
Change in valuation inputs or other assumptions		(1,096,333)
Transfer to Level 1		(12,059,667)
Transfer to Level 2
Fair value as of June 30, 2021	$ 13,156,000	0
Public Warrants [Member] | LIVE OAK ACQUISITION CORP. I I [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value as of December 31, 2020		13,156,000
Initial measurement on December 7, 2020 (including over-allotment)	11,216,333
Change in fair value	1,939,667
Fair value as of June 30, 2021	13,156,000
Private Placement Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value as of December 31, 2020		7,280,001
Change in valuation inputs or other assumptions		(606,667)
Transfer to Level 1
Transfer to Level 2		(6,673,334)
Fair value as of June 30, 2021	7,280,001
Private Placement Warrants [Member] | LIVE OAK ACQUISITION CORP. I I [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value as of December 31, 2020		7,280,001
Initial measurement on December 7, 2020 (including over-allotment)	6,206,667
Change in fair value	1,073,334
Fair value as of June 30, 2021	7,280,001
Warrant [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value as of December 31, 2020		20,436,001
Change in valuation inputs or other assumptions		(1,703,000)
Transfer to Level 1		(12,059,667)
Transfer to Level 2		(6,673,334)
Fair value as of June 30, 2021	20,436,001
Warrant [Member] | LIVE OAK ACQUISITION CORP. I I [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value as of December 31, 2020		20,436,001
Initial measurement on December 7, 2020 (including over-allotment)	17,423,000
Change in fair value	3,013,001
Fair value as of June 30, 2021	$ 20,436,001